UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (15.9%)
		Consumer Discretionary (3.7%)
1,200,000		Jaguar Land Rover, PLC*µ 7.750%, 05/15/18	$1,284,000
815,000		Limited Brands, Inc.µ 5.625%, 02/15/22	857,787
2,000,000		Service Corp. Internationalµ 7.500%, 04/01/27	2,100,000

			4,241,787

		Consumer Staples (1.7%)
395,000		Darling International, Inc.µ 8.500%, 12/15/18	445,363
8,700,000	NOK	Nestlé Holdings, Inc.*µ 3.375%, 02/08/16	1,508,542

			1,953,905

		Energy (2.6%)
7,500,000	NOK	Aker Solutions, ASA‡ 6.660%, 06/06/17	1,244,287
		Frontier Oil Corp.
620,000		8.500%, 09/15/16	652,550
611,000		6.875%, 11/15/18µ	650,715
383,000		Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	410,767

			2,958,319

		Financials (2.3%)
10,000,000	CNY	Caterpillar, Inc.* 1.350%, 07/12/13	1,550,471
920,000		Leucadia National Corp.µ 8.125%, 09/15/15	1,038,450

			2,588,921

		Health Care (0.7%)
750,000		Grifols, SA 8.250%, 02/01/18	825,000

		Industrials (2.7%)
1,172,000		Boart Longyear Management Pty., Ltd.*µ 7.000%, 04/01/21	1,227,670
1,800,000		H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,860,750

			3,088,420

		Information Technology (0.7%)
750,000		Audatex North America, Inc.*µ 6.750%, 06/15/18	804,375

		Materials (1.5%)
1,550,000		FMG Resources*µ 8.250%, 11/01/19	1,639,125

		TOTAL CORPORATE BONDS (Cost $17,446,518)	18,099,852

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (29.9%)
		Consumer Discretionary (1.5%)
915,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	$808,631
865,000		Priceline.com, Inc.*µ 1.000%, 03/15/18	927,713

			1,736,344

		Consumer Staples (0.6%)
725,000		Archer-Daniels-Midland Companyµ 0.875%, 02/15/14	728,625

		Energy (6.3%)
1,407,200	EUR	Cgg Veritas* 1.750%, 01/01/16	559,245
		Chesapeake Energy Corp.µ
725,000		2.750%, 11/15/35	670,625
690,000		2.500%, 05/15/37	607,200
1,800,000		Subsea 7, SA 2.250%, 10/11/13	2,013,300
		Technip, SA
1,950,000	EUR	0.500%, 01/01/16	2,430,829
659,100	EUR	0.250%, 01/01/17*	902,189

			7,183,388

		Financials (2.8%)
700,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	759,500
700,000		Leucadia National Corp.µ 3.750%, 04/15/14	780,500
2,000,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)*µ§ 0.000%, 10/24/14	1,672,292

			3,212,292

		Health Care (6.8%)
4,980,000	SEK	Elekta, AB 2.750%, 04/25/17	801,141
1,750,000		Medtronic, Inc.µ 1.625%, 04/15/13	1,769,687
300,000		QIAGEN, NV 3.250%, 05/16/26	354,375
2,700,000		Shire, PLC 2.750%, 05/09/14	3,071,930
1,100,000	EUR	UCB, SAµ 4.500%, 10/22/15	1,672,746

			7,669,879

		Information Technology (6.0%)
753,000		Intel Corp.µ 3.250%, 08/01/39	998,666
715,000		Linear Technology Corp.µ 3.000%, 05/01/27	750,750
700,000		Microsoft Corp.*µ 0.000%, 06/15/13	735,000
780,000		Nuance Communications, Inc.*~ 2.750%, 11/01/31	823,875
1,950,000		SanDisk Corp.µ 1.500%, 08/15/17	2,176,688

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,305,000		Symantec Corp.µ 1.000%, 06/15/13	$1,355,569

			6,840,548

		Materials (5.9%)
1,300,000		AngloGold Ashanti, Ltd.* 3.500%, 05/22/14	1,395,875
2,075,000		Goldcorp, Inc. 2.000%, 08/01/14	2,321,406
2,300,000		Newmont Mining Corp.µ 1.625%, 07/15/17	2,923,875

			6,641,156

		TOTAL CONVERTIBLE BONDS (Cost $35,402,592)	34,012,232

U.S. GOVERNMENT AND AGENCY SECURITY (1.1%)
1,200,000		United States Treasury Note~ 0.375%, 09/30/12 (Cost $1,200,542)	1,200,657

SOVEREIGN BONDS (10.8%)
275,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	1,389,516
3,880,000	CAD	Government of Canada 2.000%, 06/01/16	3,978,736
930,000	NZD	Government of New Zealand 6.000%, 04/15/15	820,174
15,850,000	NOK	Kingdom of Norway 4.250%, 05/19/17	2,991,004
19,200,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	3,037,463

		TOTAL SOVEREIGN BONDS (Cost $12,006,229)	12,216,893

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (5.0%)
		Consumer Staples (0.6%)
7,500		Bunge, Ltd.µ 4.875%	726,563

		Energy (2.1%)
2,750		Chesapeake Energy Corp.*µ 5.750%	2,428,525

		Financials (0.5%)
9,300		MetLife, Inc.µ 5.000%	583,017

		Materials (0.7%)
18,600		AngloGold Ashanti, Ltd. 6.000%	762,414

		Utilities (1.1%)
23,250		NextEra Energy, Inc.µ 5.599%	1,206,675

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,981,935)	5,707,194

NUMBER OF SHARES			VALUE

COMMON STOCKS (69.1%)
		Consumer Discretionary (4.6%)
12,265	CHF	Swatch Group, AG	$4,862,306
4,871	CHF	Swatch Group, AG	339,367

			5,201,673

		Consumer Staples (12.2%)
49,000		Coca-Cola Companyµ	3,959,200
46,000	EUR	Danone, SAµ	2,796,038
75,000	GBP	Diageo, PLCµ	2,004,731
15,000	EUR	Heineken, NVµ	812,699
55,000	CHF	Nestlé, SAµ	3,378,992
21,462	GBP	SABMiller, PLC	925,387

			13,877,047

		Energy (2.9%)
490,000	HKD	CNOOC, Ltd.µ	982,967
32,000		Schlumberger, Ltd.µ	2,280,320

			3,263,287

		Health Care (13.9%)
11,000		Amgen, Inc.	908,600
30,500		Covidien, PLC	1,704,340
48,500		Johnson & Johnsonµ	3,357,170
16,500		Medtronic, Inc.µ	650,430
27,000	CHF	Novartis, AGµ	1,585,415
49,400	DKK	Novo Nordisk, A/S - Class Bµ	7,616,873

			15,822,828

		Industrials (3.8%)
80,500	CHF	ABB, Ltd.µ#	1,399,609
52,000		General Electric Companyµ	1,079,000
22,400	EUR	Siemens, AGµ	1,898,153

			4,376,762

		Information Technology (23.3%)
48,500		Applied Materials, Inc.µ	528,165
32,200	EUR	ASML Holding, NVµ	1,859,780
37,000	JPY	Canon, Inc.µ	1,235,548
30,500		Check Point Software Technologies, Ltd.µ#	1,481,385
63,000		Cisco Systems, Inc.µ~	1,004,850
130,000		Dell, Inc.µ#	1,544,400
59,500		eBay, Inc.µ#	2,635,850
75,000		Microsoft Corp.µ	2,210,250
2,600	JPY	Nintendo Company, Ltd.	289,226
60,000		QUALCOMM, Inc.µ	3,580,800
95,100	EUR	SAP, AGµ	6,035,320
806,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,181,675
120,000		Yahoo!, Inc.µ#	1,900,800

			26,488,049

		Materials (7.0%)
19,000	GBP	Anglo American, PLC	563,057
64,200		Barrick Gold Corp.µ	2,110,896
800	CHF	Givaudan, SA#	777,488
97,263	AUD	Newcrest Mining, Ltd.µ	2,378,597
28,200	GBP	Rio Tinto, PLCµ	1,298,664
54,000	CAD	Yamana Gold, Inc.	800,698

			7,929,400

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Telecommunication Services (1.4%)
225	JPY	KDDI Corp.	$1,549,169

		TOTAL COMMON STOCKS (Cost $80,404,364)	78,508,215

SHORT TERM INVESTMENT (5.1%)
5,787,059		Fidelity Prime Money Market Fund - Institutional Class (Cost $5,787,059)	5,787,059

TOTAL INVESTMENTS (136.9%) (Cost $159,229,239)			155,532,102

LIABILITIES, LESS OTHER ASSETS (-36.9%)			(41,885,779)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$113,646,323

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $10,281,050 or 9.0% of net assets applicable to common shareholders.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $96,291,516. $37,788,454 of the collateral has been re-registered by the counterparty.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $1,174,094.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	$12,000,000	$(451,954)
BNP Paribas, SA	1.1400% quarterly	3 month LIBOR	03/14/17	12,000,000	(251,131)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	7,000,000	(25,024)

					$(728,109)

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

CURRENCY EXPOSURE July 31, 2012 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$83,401,708	53.6%
European Monetary Unit	18,966,999	12.2%
Swiss Franc	12,343,177	7.9%
Danish Krone	7,616,873	4.9%
Norwegian Krone	5,743,833	3.7%
British Pound Sterling	4,791,839	3.1%
Canadian Dollar	4,779,434	3.1%
Swedish Krona	3,838,604	2.5%
Japanese Yen	3,073,943	2.0%
Australian Dollar	2,378,597	1.5%
New Taiwanese Dollar	2,181,675	1.4%
Singapore Dollar	1,672,292	1.1%
Chinese Yuan Renminbi	1,550,471	1.0%
Brazilian Real	1,389,516	0.9%
Hong Kong Dollar	982,967	0.6%
New Zealand Dollar	820,174	0.5%

Total Investments	$155,532,102	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Cost basis of investments	$159,154,792

Gross unrealized appreciation	8,333,721
Gross unrealized depreciation	(11,956,411)

Net unrealized appreciation (depreciation)	$(3,622,690)

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows the Fund to borrow up to $59,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2012, the average borrowings under the Agreement and the average interest rate on the amount borrowed were $41,000,000 and 1.16%, respectively. As of July 31, 2012, the amount of such outstanding borrowings was $41,000,000. The interest rate applicable to the borrowings on July 31, 2012 was 1.09%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 6 — VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$18,099,852	$—	$18,099,852
Convertible Bonds		34,012,232		34,012,232
U.S. Government and Agency Securities		1,200,657		1,200,657
Sovereign Bonds		12,216,893		12,216,893
Convertible Preferred Stocks	1,345,431	4,361,763		5,707,194
Common Stocks	31,737,154	46,771,061		78,508,215
Short Term Investment	5,787,059			5,787,059

Total	$38,869,644	$116,662,458	$—	$155,532,102

Liabilities:
Interest Rate Swaps	$—	$728,109	$—	$728,109

Total	$—	$728,109	$—	$728,109

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2012